Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year		874,130	1,167,351
Granted		991,860	537,225
Vested	[1]	(541,357)	(784,514)
Forfeited		(34,591)	(45,932)
Outstanding, end of year		1,290,042	874,130

[1]	Vested RSUs in 2023 were settled in cash and in 2022 were settled in shares.